(Loss) Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Basic (loss) earnings per share
Net (loss) income attributable to Aurora shareholders	$ (290,837)	$ 71,936
Weighted average number of common shares outstanding (in shares)	1,015,750,485	459,782,532
Basic (loss) earnings per share (in CAD per share)	$ (0.29)	$ 0.16
Diluted (loss) earnings per share
Net (loss) income attributable to Aurora shareholders	$ (290,837)	$ 71,936
Dilutive effect on income	0	0
Adjusted net (loss) income attributable to Aurora shareholders	$ (290,837)	$ 71,936
Weighted average number of common shares outstanding - basic (in shares)	1,015,750,485	459,782,532
Dilutive effect of options outstanding (in shares)	0	7,121,278
Dilutive effect of warrants outstanding (in shares)	0	3,211,970
Dilutive effect of RSUs (in shares)	0	1,202,699
Dilutive effect of convertible debentures outstanding (in shares)	0	18,232
Weighted average number of common shares outstanding - diluted (in shares)	1,015,750,485	471,336,711
Diluted (loss) earnings per share (in CAD per share)	$ (0.29)	$ 0.15